Lease Commitments	12 Months Ended
Jun. 30, 2015
Lease Commitments

16. Lease Commitments

The Company leases certain facilities under non-cancelable operating leases. Rent expense associated with the leases facilities totaled $13.8 million and $12.0 million for the years ended June 30, 2015 and 2014, respectively. The Company also leases certain school vehicles under non-cancelable operating leases. Operating lease expense associated with these leased school vehicles totaled $29.6 million and $19.9 million for the years ended June 30, 2015 and 2014, respectively. The terms of these and other leases expire at various times through 2024.

The following represent future minimum rental payments and operating lease payments under non cancelable operating leases:

	Facility Leases	Vehicle Leases	Total
Year ending June 30,
2016	$14,422	$28,024	$42,446
2017	11,024	25,005	36,029
2018	8,634	21,810	30,444
2019	6,426	17,526	23,952
2020	3,103	11,318	14,421
2021 and thereafter	3,402	233	3,635

Total minimum payments	$47,011	$103,916	$150,927